Certain relationships and related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Note 16. Certain relationships and related party transactions
Relationships
The Company is party to the following agreements and key relationships:

•	Cyxtera Management Inc. transition services agreement
The Company, Cyxtera Cybersecurity, Inc. d/b/a Appgate (“Appgate”), and the Management Company entered into a transition services agreement (the “Transition Services Agreement”), pursuant to which the Management Company provides certain transition services to Appgate and Appgate provides certain transition services to Cyxtera. The Transition Services Agreement provided for a term that commenced on January 1, 2020 and substantially ended on December 31, 2020. Appgate is an affiliate of the Company and a direct subsidiary of SIS, and through December 31, 2019 was a direct subsidiary of the Company.
During the three and six months ended June 30, 2020, the Company charged $1.3 million and $2.7 million to Appgate for services rendered under the Transition Services Agreement (net of service fees provided to Cyxtera and its subsidiaries by Appgate). Charges for the three and six months ended June 30, 2021 were inconsequential. Income from the Transition Services Agreement is included in other expenses, net in the condensed consolidated statements of operations for the three and months ended June 30, 2021 and 2020.

•	Promissory Notes
On March 31, 2019, Appgate issued promissory notes to each of the Company and the Management Company (together, the “Promissory Notes”) evidencing certain funds borrowed by Appgate from each of the Company and the Management Company as well as potential future borrowings. The Promissory Notes had a combined initial aggregate principal amount of $95.2 million and provided for additional borrowings during the term of the Promissory Notes for additional amounts not to exceed approximately $52.5 million in the aggregate (approximately $147.7 million including the initial aggregate principal amount). Interest accrued on the unpaid principal balance of the Promissory Notes at a rate per annum equal to 3%; provided, that with respect to any day during the period from the date of the Promissory Notes through December 31, 2019, interest was calculated assuming that the unpaid principal balance of the Promissory Notes on such day is the unpaid principal amount of the notes on the last calendar day of the quarter in which such day occurs. Interest was payable upon the maturity date of the notes. Each of the Promissory Notes had an initial maturity date of March 30, 2020 and was extended through March 30, 2021 by amendments entered into effective as of March 30, 2020.
During the three and six months ended June 30, 2020, the Company advanced $0.4 million and $5.7 million under the Promissory Notes to Appgate and recorded provision for loan losses in the same amount. Accordingly, as of June 30, 2020, the Company had a receivable related to the Promissory Notes of $133.4 million with a full reserve of $133.4 million. The provision for loan losses is presented as impairment of notes receivable from affiliate in the condensed consolidated statements of operations for the three and six months ended June 30, 2020.
On February 8, 2021, the Company received $120.6 million from Appgate. Approximately $117.1 million and $1.1 million were designated as repayment of the full balance of the $154.3 million outstanding principal and accrued interest, respectively, on the Promissory Notes at that time. On the same date, the Company issued a payoff letter to Appgate extinguishing the remaining unpaid balance of the Promissory Notes. The remainder of the payment was designated as settlement of trade balances with Appgate and its subsidiaries and other amounts due to / from under the Transition Services Agreement described above. As a result, during the three months ended March 31, 2021, the Company wrote-off
the ending balance in the allowance for loan losses on the Promissory Notes. No transactions related to the Promissory Notes were recorded during the three months ended June 30, 2021.
The activity in the allowance for loan losses on the Promissory Notes during the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows (in millions):

	June 30, 2021	December 31, 2020
Beginning balance	$30.0	$127.7
Provision for loan losses	—	19.4
Reversal of allowance	—	(117.1)

Net reversal of allowance for loan losses	—	(97.7)

Write offs	(30.0)	—

Ending balance	$—	$30.0

•	Service provider management consulting fee and structuring fee
In connection with the 2017 Acquisitions, certain equity owners of SIS (collectively, the “Service Providers”) entered into a Services Agreement (the “Services Agreement”), dated May 1, 2017, with SIS and all its subsidiaries and controlled affiliates as of such date (collectively the “Company Group”). Under the Services Agreement, the Service Providers agreed to provide certain management, consulting and advisory services to the business and affairs of the Company Group from time to time. Pursuant to the Services Agreement, the Company Group also agreed to pay the Service Providers an annual service fee in the aggregate amount of $1.0 million in equal quarterly installments (the “Service Provider Fee”).

Fees owed under the Services Agreement related to a structuring fee, Service Provider Fee and other related expenses total ed
$22.7 million as of December 31, 2020 and were included within due to affiliates in the condensed consolidated balance sheets. Such fees were primarily incurred prior to 2020. All outstanding fees under the Services Agreement as of December 31, 2020 were repaid in February 2021.

•	Sponsor’s investment in the First Lien Term Facility and the Second Lien Term Facility
At June 30, 2021, some of the controlled affiliates of BC Partners, the largest equity owner of SIS, hold investments in the Company’s Second Lien Term Facility. The total investment represents less than 5% of the Company’s total outstanding debt. At December 31, 2020, some of the controlled affiliates of BC Partners also held an investment in the Company’s First Lien Term Facility. As described in Note 17, the Second Lien Term Facility was repaid
in connection with the consummation of the Merger.

•	Relationships with certain members of the Company’s board of directors
The Company owe
d
 $0.6 million and $0.5 million in board fees, which is included within accrued expenses in the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively.
The chairman of the Board of Directors is one of the founders and the chairman of Emerge Americas, LLC, which operates the premier technology conference in Miami, Florida. As of June 30, 2021, the Company did not owe any significant amounts to Emerge Americas, LLC.
Since 2019, one of the directors of the Company is also a member of the board of directors of Pico Quantitative Trading, LLC (“Pico”). Pico offers a comprehensive range of network products to meet the full spectrum of electronic trading requirements. During the three months ended June 30, 2021 and 2020, the Company billed Pico $0.1 million and $0.2 million, respectively. During the six months ended June 30, 2021 and 2020, the Company billed Pico $0.2 million and $0.4 million, respectively. During the three months ended June 30, 2021 and 2020, the Company collected from Pico $0.1 million and $0.2 million, respectively. During the six months ended June 30, 2021 and 2020, the Company collected from Pico $0.2 million and $0.4 million, respectively.
Two directors of the Company are also members of the board of directors of Presidio Holdings (“Presidio”), a provider of digital transformation solutions built on agile secure infrastructure deployed in a multi-cloud world with business analytics. During the three months ended June 30, 2021 and 2020, the Company paid $0.1 million and $0.1 million to Presidio for services (no amounts paid in 2021). During the six months ended June 30, 2021 and 2020, the Company paid $0.1 million and $0.1 million to Presidio for services. As of June 20, 2021 and December 31, 2020, the Company did not owe any amounts to Presidio. Presidio is also a customer and referral partner of the Company. During the three months ended June 30, 2021, the Company billed Presidio $0.1 million (amount billed during the three months ended June 30, 2020 was inconsequential). During the six months ended June 30, 2021 and 2020, the Company billed Presidio $0.2 million and $0.1 million, respectively. During the three months ended June 30, 2021, the Company collected from Presidio $0.1 million (amount collected during the three months ended June 30, 2020 was inconsequential). During each of the six months ended June 30, 2021 and 2020, the Company collected from Presidio $0.1 million.

Related party transactions and balances
The following table summarizes the Company’s transactions with related parties for each of the three and six months ended June 30, 2021 and 2020 (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues (1)	$0.4	$0.2	$0.7	$0.4
Selling, general and administrative expenses (2)	—	(0.1)	(0.1)	(0.1)
Impairment of notes receivable and other amounts due from affiliate (3)	—	2.1	—	8.8
Other income, net (4)	0.1	1.3	0.1	2.9

(1)
Revenues for the three and six months ended June 30, 2021 and 2020 include amounts recognized from contracts with Appgate, Brainspace Corporation, and Presidio. Brainspace Corporation was an affiliate of the Company and an indirect subsidiary of SIS through January 20, 2021.

(2)	Selling, general and administrative expenses include amounts incurred under the Transition Services Agreement. Where applicable, no amount appears in the table due to rounding convention.
(3)	Includes impairment recognized in connection with amounts funded under the Promissory Notes and $3.1 million of other amounts due from Appgate during the three and six months ended June 30, 2020.
(4)	Includes net income recognized under the Transition Services Agreement for the three and six months ended June 30, 2021 and 2020 .
As of June 30, 2021 and December 31, 2020, the Company had the following balances arising from transactions with related parties (in millions):

	June 30, 2021	December 31, 2020
Accounts receivable (1)	$—	$4.3
Due from affiliates (2)	—	117.1
Accounts payable (3)	0.3	0.4
Accrued expenses (4)	0.4	0.5
Due to affiliates (5)	—	22.7

(1)
Accounts receivable at December 31, 2020 include amounts due from Appgate under the Transition Services Agreement, and trade receivables due from Appgate and Brainspace Corporation. Where applicable, no amount appears in the table due to rounding convention.

(2)	Due from affiliates at December 31, 2020 includes amounts due from Appgate under the Promissory Notes.
(3)	Accounts payable at June 30, 2021 and December 31, 2020 include amounts due to Appgate under the Transition Services Agreement, and trade payables due to Appgate.
(4)	Accrued expenses at June 30, 2021 and December 31, 2020 include board fees owed to the independent directors of the Company.
(5)	Due to affiliates at December 31, 2020 includes amounts owed under the Services Agreement.

Note 20. Certain relationships and related party transactions
Relationships
In addition to the Cyxtera Management Inc. master services agreement fee, the Cyxtera Management Inc. Transition Services Agreement and the Promissory Notes between the Company and Appgate described in Note 3, the Company is party to the following agreements and key relationships:

•	Service provider management consulting fee and structuring fee
In connection with the 2017 Acquisitions, certain equity owners of SIS (collectively, the “Service Providers”) entered into a Services Agreement (the “Services Agreement”), dated May 1, 2017, with SIS and all its subsidiaries and controlled affiliates as of such date (collectively the “Company Group”). Under the Services Agreement, the Service Providers agreed to provide certain management, consulting and advisory services to the business and affairs of the Company Group from time to time. Pursuant to the Services Agreement, the Company Group also agreed to pay the Service Providers an annual service fee in the aggregate amount of $1.0 million in equal quarterly installments (the “Service Provider Fee”).
Fees owed under the Services Agreement related to a structuring fee, Service Provider Fee and other related expenses total $22.7 million as of December 31, 2020 and $21.6 million as of December 31, 2019 and are included within due to affiliates in the consolidated balance sheets. Such fees were primarily incurred prior to 2020. On December 31, 2020, Cyxtera entered into an amendment of the Services Agreement to extend the term for repayment of the one-time
Structuring Fee through June 30, 2022. As described in Note 21, all outstanding fees under the Services Agreement as of December 31, 2020 were repaid in February 2021.

•	Sponsor’s investment in the 2017 First Lien Term Facility and the 2017 Second Lien Term Facility
Some of the controlled affiliates of BC Partners, the largest equity owner of SIS, hold investments in the Company’s 2017 First Lien Term Facility and 2017 Second Lien Term Facility. The total investment represents less than 5% of the Company’s total outstanding debt.

•	Relationships with certain members of the Company’s board of directors
The Company owes $0.5 million and $0.3 million in board fees, which is included within accrued expenses in the consolidated balance sheets as of December 31, 2020 and 2019, respectively.
The chairman of the Board of Directors is one of the founders and the chairman of Emerge Americas, LLC, which operates the premier technology conference in Miami, Florida. During the years ended December 31, 2019 and 2018, the Company paid $0.5 million and $0.4 million, respectively, to Emerge Americas, LLC for conference fees (nothing in 2020). As of December 31, 2020 and 2019, the Company did not owe any significant amounts to Emerge Americas, LLC.
Since 2019, one of the directors of the Company is also a member of the board of directors of Pico Quantitative Trading, LLC (“Pico”). Pico offers a comprehensive range of network products to meet the full spectrum of electronic trading requirements. During the years ended December 31, 2020 and 2019, the Company billed and collected from Pico $0.6 million and $0.8 million, respectively.
Two directors of the Company are also members of the board of directors of Presidio Holdings (“Presidio”), a provider of digital transformation solutions built on agile secure infrastructure deployed in a multi-cloud world with business analytics. During the year ended December 31, 2020, the Company paid $0.3 million to Presidio for services. As of December 31, 2020, the Company did not owe any significant amounts to Presidio. Presidio is also a customer and referral partner of the Company. During the years ended December 31, 2020 and 2019, the Company billed and collected from Presidio $0.2 million and $0.1 million, respectively.
A former director of the Company was also a member of the board of directors of Teneo Holdings (“Teneo”), a global CEO advisory firm, through June 2019. During each of the years ended December 31, 2019 and 2018, the Company paid $1.5 million to Teneo for professional services (nothing in 2020). No amounts were owed as of December 31, 2020 and 2019.
Related party transactions and balances
The following table summarizes the Company’s transactions with related parties for each of the periods presented below:

	2020	2019
Revenues (1)	$0.2	$0.1
Selling, general and administrative expenses (2)	0.3	—
(Recovery) impairment of notes receivable from affiliate (3)	(97.7)	—
Interest income (4)	1.0	—
Other income, net (5)	4.2	—

(1)
Revenues for the year ended December 31, 2020 include amounts recognized from contracts with Appgate, Brainspace Corporation, and Presidio. Appgate is an affiliate of the Company and a direct subsidiary of SIS. Brainspace Corporation was an affiliate of the Company and an indirect subsidiary of SIS at December 31, 2020. Brainspace Corporation was sold to an unrelated party in January 2021. Revenues for the year ended December 31, 2019 include amounts recognized from contracts with Presidio.

(2)	Selling, general and administrative expenses include amounts incurred under the Transition Services Agreement described in Note 3.
(3)	Represents net (recovery) impairment recognized in connection with amounts funded under the Promissory Notes described in Note 3.
(4)	Represents interest income recognized under one of the Promissory Notes described in Notes 3 and 21.
(5)	Includes income recognized under the Transition Services Agreement for the year ended December 31, 2020 – see Note 3.
As of December 31, 2020 and 2019, the Company had the following balances arising from transactions with related parties:

	2020	2019
Accounts receivable (1)	$4.3	$—
Due from affiliates (2)	117.1	—
Accounts payable (3)	0.4	—
Accrued expenses (4)	0.5	0.3
Due to affiliates (5)	22.7	24.9

(1)
Accounts receivable at December 31, 2020 include amounts due from Appgate under the Transition Services Agreement described in Note 3, and trade receivables due from Cyxtera Cybersecurity Inc. and Brainspace Corporation.

(2)	Due from affiliates at December 31, 2020 includes amounts due from Appgate under the Promissory Notes.
(3)	Accounts payable at December 31, 2020 include amounts due to Appgate under the Transition Services Agreement described in Note 3, and trade payables due to Appgate.
(4)	Accrued expenses at December 31, 2020 and 2019 include board fees owed to the independent directors of the Company.
(5)
Due to affiliates at December 31, 2020 includes amounts owed under the Services Agreement. Due to affiliates at December 31, 2019 includes amounts owed under the Services Agreement, as well as other net amounts owed to Appgate.